20. Provisions for legal proceedings (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Provisions Forlegal Proceedings Abstract
Judicial deposits amount	$ 937
Description of amount included in judicial deposits	(i) US$ 301 related to the chartering of platforms due to the legal dispute related to the IRRF; (ii) US$ 294 referring to IRPJ and CSLL for not adding the profits of subsidiaries and affiliates domiciled abroad to the IRPJ and CSLL calculation basis; (iii) US$ 210 relating to the Unification of Fields (Cernambi, Lula, Tartaruga Verde and Tartaruga Mestiça); (iv) US$ 78 deposit as guarantee for a ship seizure operation; and (v) US$ 67 relating to the collection of income taxes (IRPJ and CSLL) due to the deduction of expenses for the contribution to the Petros Plan.